UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Security Capital Global Capital Management Group Incorporated
Address:	11 South LaSalle Street
		2nd Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		312-345-5826
Signature, Place, and Date of Signing

	Michael J. Heller    Chicago, Illinois   August 8, 2000

Report Type:

[X]  13F HOLDING REPORT

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total	22

Form 13F Information Table Value Total	$649,658

List of Other Included Managers:		None

AIMCO                                           03748R101    15487   358085 SH       Sole                   358085
Amli Residential Prop.                          001735109    15589   661595 SH       Sole                   661595
Archstone Comm.                                 039581103     1396    66280 SH       Sole                    66280
Arden Realty Group                              039793104    45361  1930265 SH       Sole                   969365            960900
AvalonBay Comm.                                 053484101    48440  1160251 SH       Sole                   508748            651503
Boston Properties                               101121101    14119   365545 SH       Sole                   365545
Cabot Industrial Trust                          127072106      749    38055 SH       Sole                    38055
Charles E. Smith Residential                    832197107    16550   435535 SH       Sole                   435535
Equity Office Prop.                             294741103    97162  3525137 SH       Sole                  1357320           2167817
Equity Res. Prop.                               29476L107    15058   327345 SH       Sole                   327345
Essex Prop. Trust                               297178105    16814   400330 SH       Sole                   400330
Federal Realty Investment Trus                  313747206    13377   668855 SH       Sole                   668855
General Growth Properties                       370021107    19932   627775 SH       Sole                   627775
Highwoods Properties                            431284108    27155  1131450 SH       Sole                   444050            687400
Liberty Prop. Trust                             531172104    58448  2253405 SH       Sole                   848405           1405000
Mack-Cali Realty                                554489104    22191   863900 SH       Sole                   463900            400000
Post Properties Inc.                            737464107    10740   244100 SH       Sole                   244100
Prentiss Properties                             740706106    60044  2501815 SH       Sole                   894515           1607300
Public Storage Inc.                             74460D109    34020  1451515 SH       Sole                   958215            493300
Spieker Properties                              848497103    13176   286425 SH       Sole                   286425
Starwood Lodging                                85590A203    71621  2199500 SH       Sole                   625250           1574250
Urban Shopping Ctrs.                            917060105    32228   956685 SH       Sole                   515385            441300